CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Accounts receivable, net of allowance for doubtful accounts	$ 1,282	$ 1,342
Accrued expenses and other liabilities	38,267	42,141
Income tax payable	10,899	9,293
Deferred revenue	94,202	$ 78,194
Deferred revenue – non-current portion	33,564
Refundable fees – non-current portion	$ 2,440
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, Authorized	500,000,000	500,000,000
Ordinary shares, Issued	134,210,745	133,275,521
Ordinary shares, Outstanding	134,210,745	133,275,521
Variable Interest Entity, Primary Beneficiary
Accrued expenses and other liabilities	$ 35,491	$ 34,993
Income tax payable	8,188	4,847
Deferred revenue	93,364	77,299
Refundable fees	435	13,837
Deferred revenue – non-current portion	33,564	0
Refundable fees – non-current portion	$ 2,440	$ 0